Business Segments (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2019 Room Hotel Segment	Dec. 31, 2018 Room Hotel Segment
Segment Reporting Information [Line Items]
Number of Operating Segments | Segment	2	2
Management and franchise
Segment Reporting Information [Line Items]
Number of Managed Hotels	691	689
Number of Franchised Hotels	5,059	4,874
Number of Managed and Franchised Rooms | Room	909,453	882,873
Ownership [Member]
Segment Reporting Information [Line Items]
Number of Owned and Leased Hotel Properties	67	71
Number of Owned and Leased Hotel Rooms | Room	20,928	21,720
Number of Wholly Owned and Leased Hotels and Resorts	59	62
Number of Non Wholly Owned Hotel Properties	1	1
Number of Hotels of Consolidated VIEs	2	2
Number of Hotels Owned or Leased by Unconsolidated Affiliates	5	6